THE ADAMS EXPRESS COMPANY

Board of Directors

Enrique R. Arzac [1,2]	W. Perry Neff [2,4]
Phyllis O. Bonanno [1,3]	Douglas G. Ober [1]
Daniel E. Emerson [1,3]	Landon Peters [2,3]
Thomas H. Lenagh [1,4]	John J. Roberts [1]
W.D. MacCallan [3,4]	Susan C. Schwab [2,4]
Kathleen T. McGahran [2,4]	Robert J.M. Wilson [1,3]
1.	Member of Executive Committee
2.	Member of Audit Committee
3.	Member of Compensation Committee
4.	Member of Retirement Benefits Committee

Officers

Douglas G. Ober	Chairman and Chief Executive Officer
Joseph M. Truta	President
Lawrence L. Hooper, Jr.	Vice President, General Counsel and Secretary
Maureen A. Jones	Vice President, Chief Financial Officer and Treasurer
Stephen E. Kohler	Vice President—Research
D. Cotton Swindell	Vice President—Research
Christine M. Sloan	Assistant Treasurer
Geraldine H. Paré	Assistant Secretary

Stock Data

Market Price (9/30/04)	$12.68
Net Asset Value (9/30/04)	$14.77
Discount:	14.2%

New	York Stock Exchange and Pacific Exchange ticker symbol: ADX

NASDAQ Mutual Fund Quotation Symbol: XADEX

Newspaper	stock listings are generally under the abbreviation: AdaEx

Distributions in 2004

From Investment Income	$0.13
From Net Realized Gains	0.02

Total	$0.15

2004 Dividend Payment Dates

March 1, 2004

June 1, 2004

September 1, 2004

December 27, 2004*

*Anticipated

LETTER TO STOCKHOLDERS

We submit herewith the financial statements of the Company for the nine months ended September 30, 2004. Also provided are a schedule of investments, a schedule of outstanding option contracts and other summary financial information.

Net assets of the Company at September 30, 2004 were $14.77 per share on 83,731,662 shares outstanding, compared with $14.36 per share at December 31, 2003 on 84,886,412 shares outstanding. On March 1, 2004, a distribution of $0.05 per share was paid, consisting of $0.01 from 2003 long-term capital gain, $0.01 from 2003 short-term capital gain, and $0.03 from 2003 investment income, all taxable in 2004. Investment income dividends of $0.05 per share were paid on June 1, 2004 and September 1, 2004.

Net investment income for the nine months ended September 30, 2004 amounted to $12,028,283, compared with $11,145,195 for the same period in 2003. These earnings are equal to $0.14 and $0.13 per share, respectively, on the average number of shares outstanding during each period.

Net capital gain realized on investments for the nine months ended September 30, 2004 amounted to $49,778,643, the equivalent of $0.59 per share.

Current and potential shareholders can find information about the Company, including the daily net asset value (NAV) per share, the market price, and the discount/premium to the NAV, at its site on the Internet. The address for the website is www.adamsexpress.com. Also available at the website are a history of the Company, historical financial information, and other useful information. Further information regarding shareholder services is located on page 14 of this report.

The Board of Directors has designated Mr. Lawrence L. Hooper, Jr. as the Chief Compliance Officer for the Company.

The Company is an internally-managed equity fund whose investment policy is based on the primary objectives of preservation of capital, the attainment of reasonable income from investments, and an opportunity for capital appreciation.

By order of the Board of Directors,

Douglas G. Ober,

Chairman and

Chief Executive Officer

Joseph M. Truta,

President

October 22, 2004

STATEMENT OF ASSETS AND LIABILITIES

September 30, 2004

(unaudited)

Assets
Investments* at value:
Common stocks and convertible securities (cost $885,277,580)	$1,125,957,871
Non-controlled affiliate, Petroleum & Resources Corporation (cost $27,963,162)	52,311,148
Short-term investments (cost $50,312,106)	50,312,106
Securities lending collateral (cost $75,405,097)	75,405,097	$1,303,986,222
Cash		346,718
Receivables:
Investment securities sold		5,493,431
Dividends and interest		1,072,153
Prepaid expenses and other assets		7,113,860
Total Assets		1,318,012,384
Liabilities
Investment securities purchased		2,194,361
Open written option contracts at value (proceeds $801,858)		549,125
Obligations to return securities lending collateral		75,405,097
Accrued expenses		3,260,156
Total Liabilities		81,408,739
Net Assets		$1,236,603,645
Net Assets
Common Stock at par value $1.00 per share, authorized 150,000,000 shares; issued and outstanding 83,731,662 shares		$83,731,662
Additional capital surplus		830,343,492
Undistributed net investment income		7,436,417
Undistributed net realized gain on investments		49,811,064
Unrealized appreciation on investments		265,281,010
Net Assets Applicable to Common Stock		$1,236,603,645
Net Asset Value Per Share of Common Stock		$14.77

*See Schedule of Investments on pages 8 through 10.

The accompanying notes are an integral part of the financial statements.

STATEMENT OF OPERATIONS

Nine Months Ended September 30, 2004

(unaudited)

Investment Income
Income:
Dividends:
From unaffiliated issuers	$14,930,455
From non-controlled affiliate	635,519
Interest and other income	370,717
Total income	15,936,691
Expenses:
Investment research	1,679,182
Administration and operations	825,882
Directors’ fees	208,250
Reports and stockholder communications	243,027
Transfer agent, registrar and custodian expenses	243,930
Auditing and accounting services	85,394
Legal services	118,106
Occupancy and other office expenses	266,811
Travel, telephone and postage	72,188
Other	165,638
Total expenses	3,908,408
Net Investment Income	12,028,283
Realized Gain and Change in Unrealized Appreciation on Investments
Net realized gain on security transactions	49,639,623
Net realized gain distributed by regulated investment company (non-controlled affiliate)	139,020
Change in unrealized appreciation on investments	(16,831,481)
Net Gain on Investments	32,947,162
Change in Net Assets Resulting from Operations	$44,975,445

The accompanying notes are an integral part of the financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Nine Months Ended September 30, 2004	Year Ended December 31, 2003
	(unaudited)
From Operations:
Net investment income	$12,028,283	$15,613,355
Net realized gain on investments	49,778,643	49,120,443
Change in unrealized appreciation on investments	(16,831,481)	187,524,953
Change in net assets resulting from operations	44,975,445	252,258,751
Distributions to Stockholders from:
Net investment income	(10,978,327)	(14,099,163)
Net realized gain from investment transactions	(1,692,590)	(50,229,205)
Decrease in net assets from distributions	(12,670,917)	(64,328,368)
From Capital Share Transactions:
Value of shares issued in payment of distributions	—	32,667,930
Cost of shares purchased (Note 4)	(14,563,339)	(26,545,949)
Change in net assets from capital share transactions	(14,563,339)	6,121,981
Total Increase in Net Assets	17,741,189	194,052,364

Net Assets:
Beginning of period	1,218,862,456	1,024,810,092
End of period (including undistributed net investment income of $7,436,417 and $6,386,461, respectively)	$1,236,603,645	$1,218,862,456

The accompanying notes are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. Significant Accounting Policies

The Adams Express Company (the Company) is registered under the Investment Company Act of 1940 as a diversified investment company. The Company’s investment objectives as well as the nature and risk of its investment transactions are set forth in the Company’s registration statement.

Security Valuation — Investments in securities traded on a national security exchange are valued at the last reported sale price on the day of valuation. Over-the-counter and listed securities for which a sale price is not available are valued at the last quoted bid price. Short-term investments (excluding purchased options) are valued at amortized cost. Purchased and written options are valued at the last quoted asked price.

Affiliated Companies — Investments in companies 5% or more of whose outstanding voting securities are held by the Company are defined as “Affiliated Companies” in Section 2(a)(3) of the Investment Company Act of 1940.

Security Transactions and Investment Income — Investment transactions are accounted for on the trade date. Gain or loss on sales of securities and options is determined on the basis of identified cost. Dividend income and distributions to shareholders are recognized on the ex-dividend date, and interest income is recognized on the accrual basis.

2. Federal Income Taxes

The Company’s policy is to distribute all of its taxable income to its shareholders in compliance with the requirements of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required. For federal income tax purposes, the identified cost of securities, including options, at September 30, 2004 was $1,039,672,444 and net unrealized appreciation aggregated $265,768,261, of which the related gross unrealized appreciation and depreciation were $410,488,393 and $144,720,132, respectively.

Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Accordingly, annual reclassifications are made within the Company’s capital accounts to reflect income and gains available for distribution under income tax regulations.

3. Investment Transactions

The Company’s investment decisions are made by a committee, and recommendations to that committee are made by the research staff.

Purchases and sales of portfolio securities, other than options and short-term investments, during the nine months ended September 30, 2004 were $119,016,887 and $141,975,904, respectively. Options may be written (sold) or purchased by the Company. The Company, as writer of an option, bears the risks of possible illiquidity of the option markets and from movements in security values. The risk associated with purchasing an option is limited to the premium originally paid. A schedule of outstanding option contracts as of September 30, 2004 can be found on page 11.

Transactions in written covered call and collateralized put options during the nine months ended September 30, 2004 were as follows:

	Covered Calls		Collateralized Puts
	Contracts	Premiums	Contracts	Premiums
Options outstanding, December 31, 2003	1,850	$229,289	3,100	$385,022
Options written	6,965	788,357	7,710	886,381
Options terminated in closing purchase transactions	(1,300)	(143,464)	(1,350)	(156,924)
Options expired	(2,965)	(328,480)	(5,100)	(629,253)
Options exercised	(1,550)	(202,416)	(250)	(26,654)
Options outstanding, September 30, 2004	3,000	$343,286	4,110	$458,572

4. Capital Stock

The Company has 10,000,000 authorized and unissued preferred shares without par value.

On December 27, 2003, the Company issued 2,702,062 shares of its Common Stock at a price of $12.09 per share (the average market price on December 8, 2003) to stockholders of record on November 24, 2003 who elected to take stock in payment of the distribution from 2003 capital gain and investment income.

The Company may purchase shares of its Common Stock from time to time at such prices and amounts as the Board of Directors may deem advisable.

Transactions in Common Stock for 2004 and 2003 were as follows:

	Shares		Amount
	Nine months ended September 30, 2004	Year ended December 31, 2003	Nine months ended September 30, 2004	Year ended December 31, 2003
Shares issued in payment of dividends	—	2,702,062	$—	$32,667,930
Shares purchased (at a weighted average discount from net asset value of 13.2% and 11.2%, respectively)	(1,154,750)	(2,351,900)	(14,563,339)	(26,545,949)
Net change	(1,154,750)	350,162	$(14,563,339)	$6,121,981

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

On September 30, 2004, the Company held a total of 1,501,600 shares of its Common Stock at a cost of $18,850,577. The Company held 346,850 shares of its Common Stock at a cost of $4,287,238 on December 31, 2003.

The Company has an employee incentive stock option and stock appreciation rights plan which provides for the issuance of options and stock appreciation rights for the purchase of up to 2,610,146 shares of the Company’s Common Stock at 100% of the fair market value at date of grant. Options are exercisable beginning not less than one year after the date of grant and extend and vest over ten years from the date of grant. Stock appreciation rights are exercisable beginning not less than two years after the date of grant and extend over the period during which the option is exercisable. The stock appreciation rights allow the holders to surrender their rights to exercise their options and receive cash or shares in an amount equal to the difference between the option price and the fair market value of the Common Stock at the date of surrender.

Under the plan, the exercise price of the options and related stock appreciation rights is reduced by the per share amount of capital gain paid by the Company during subsequent years. At the beginning of 2004, 229,364 options were outstanding, with a weighted average exercise price of $12.07 per share. During the nine months ended September 30, 2004, the Company granted options including stock appreciation rights for 62,067 shares of Common Stock at an original weighted average exercise price of $12.57. At September 30, 2004, there were outstanding exercisable options to purchase 127,417 common shares at $3.79-$18.41 per share (weighted average price of $12.43), and unexercisable options to purchase 164,014 common shares at $5.38-$18.41 per share (weighted average price of $11.95). The weighted average remaining contractual life of outstanding exercisable and unexercisable options is 5.93 years and 7.07 years, respectively. Total compensation expense recognized for the nine months ended September 30, 2004 related to the stock options and stock appreciation rights plan was $83,795. At September 30, 2004, there were 1,180,685 shares available for future option grants.

5. Retirement Plans

The Company’s non-contributory qualified defined benefit pension plan covers all full-time employees with at least one year of service. Benefits are based on length of service and compensation during the last five years of employment. The Company’s policy is to contribute annually to the plan those amounts that can be deducted for federal income tax purposes, plus additional amounts as the Company deems appropriate in order to provide assets sufficient to meet benefits to be paid to plan participants. During the nine months ended September 30, 2004, no contributions to the plan have been made. The Company presently does not anticipate making any contributions to the plan in 2004.

In addition, the Company has a nonqualified defined benefit plan which provides eligible employees with retirement benefits to supplement the qualified plan.

The following table aggregates the components of the plans’ net periodic pension cost for the nine months ended September 30:

September 30, 2004
Service cost	$230,306
Interest cost	338,786
Expected return on plan assets	(560,131)
Amortization of prior service cost	95,983
Amortization of net loss	84,901
Net periodic pension cost	$189,845

The Company also sponsors a defined contribution plan that covers substantially all employees. For the nine months ended September 30, 2004, the Company expensed contributions of $113,163. The Company does not provide postretirement medical benefits.

6. Expenses

The cumulative amount of accrued expenses at September 30, 2004 for employees and former employees of the Company was $2,902,109. Aggregate remuneration paid or accrued during the nine months ended September 30, 2004 to directors and key employees amounted to $1,860,372.

7. Portfolio Securities Loaned

The Company makes loans of securities to brokers, secured by cash deposits, U.S. Government securities, or bank letters of credit. The Company accounts for securities lending transactions as secured financing and receives compensation in the form of fees or retains a portion of interest on the investment of any cash received as collateral. The Company also continues to receive interest or dividends on the securities loaned. The loans are secured at all times by collateral of at least 102% of the fair value of the securities loaned plus accrued interest. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Company. At September 30, 2004, the Company had securities on loan of $73,553,358 and held collateral of $75,405,097, consisting of a money market fund.

FINANCIAL HIGHLIGHTS

	Nine Months Ended
	(unaudited)
	Sept. 30, 2004		Sept. 30, 2003		Year Ended December 31
					2003	2002	2001	2000	1999
Per Share Operating Performance*

Net asset value, beginning of period	$14.36		$12.12		$12.12	$16.05	$23.72	$26.85	$21.69

Net investment income	0.14		0.13		0.19	0.20	0.26	0.26	0.25

Net realized gains and change in unrealized appreciation	0.39		1.31		2.85	(3.38)	(6.21)	(1.51)	6.71

Total from investment operations	0.53		1.44		3.04	(3.18)	(5.95)	(1.25)	6.96

Less distributions

Dividends from net investment income	(0.13)		(0.12)		(0.17)	(0.19)	(0.26)	(0.22)	(0.26)

Distributions from net realized gains	(0.02)		(0.03)		(0.61)	(0.57)	(1.39)	(1.63)	(1.37)

Total distributions	(0.15)		(0.15)		(0.78)	(0.76)	(1.65)	(1.85)	(1.63)

Capital share repurchases	0.03		0.03		0.04	0.05	0.04	0.10	—

Reinvestment of distributions	—		—		(0.06)	(0.04)	(0.11)	(0.13)	(0.17)

Total capital share transactions	0.03		0.03		(0.02)	0.01	(0.07)	(0.03)	(0.17)

Net asset value, end of period	$14.77		$13.44		$14.36	$12.12	$16.05	$23.72	$26.85

Per share market price, end of period	$12.68		$11.83		$12.41	$10.57	$14.22	$21.00	$22.38

Total Investment Return

Based on market price	3.4%		13.4%		25.2%	(20.6)%	(24.7)%	1.7%	36.1%

Based on net asset value	4.1%		12.4%		26.3%	(19.4)%	(24.7)%	(4.3)%	33.6%

Ratios/Supplemental Data

Net assets, end of period (in 000’s)	$1,236,604		$1,109,730		$1,218,862	$1,024,810	$1,368,366	$1,951,563	$2,170,802

Ratio of expenses to average net assets	0.42%	†	0.48%	†	0.47%	0.34%	0.19%	0.24%	0.32%

Ratio of net investment income to average net assets	1.30%	†	1.42%	†	1.45%	1.42%	1.33%	0.97%	1.06%

Portfolio turnover	13.32%	†	15.17%	†	12.74%	17.93%	19.15%	12.74%	15.94%

Number of shares outstanding at end of period (in 000’s)*	83,732		82,596		84,886	84,536	85,233	82,292	80,842

*	Prior years have been adjusted to reflect the 3-for-2 stock split effected in October 2000. Certain prior year amounts have been reclassified to conform to current year presentation.

†  Ratios presented on an annualized basis.

SCHEDULE OF INVESTMENTS

September 30, 2004

(unaudited)

	Prin. Amt. or Shares	Value (A)
Stocks and Convertible Securities — 95.3% Consumer — 14.2%
Consumer Discretionary — 7.1%
BJ’s Wholesale Club, Inc. (B)(C)	500,000	$13,670,000
Brinker International Inc. (B)(C)	400,000	12,460,000
Clear Channel Communications Inc.	205,000	6,389,850
Gannett Co., Inc.	87,500	7,329,000
Mattel, Inc. (C)	575,000	10,424,750
Newell Rubbermaid Inc.	515,000	10,320,600
Ryland Group Inc.	65,000	6,022,900
Target Corp.	460,000	20,815,000

		87,432,100

Consumer Staples — 7.1%
Coca-Cola Co.	200,000	8,010,000
Dean Foods Co. (B)	506,600	15,208,132
Hershey Foods Corp.	140,000	6,539,400
PepsiCo, Inc.	440,000	21,406,000
Procter & Gamble Co.	340,000	18,400,800
Safeway, Inc. (B)	423,000	8,168,130
Unilever plc ADR (C)	300,000	9,906,000

		87,638,462

Energy — 8.4%
BP plc ADR	270,000	15,533,101
ConocoPhillips	200,000	16,570,000
Exxon Mobil Corp.	130,000	6,282,900
Petroleum & Resources Corporation (D)	1,985,996	52,311,148
Schlumberger Ltd. (C)	190,000	12,788,900

		103,486,049

Financials — 17.0%
Banking — 10.4%
Bank of America Corp.	440,000	19,065,200
Compass Bancshares Inc.	300,000	13,146,000
Fifth Third Bancorp	200,000	9,844,000
Investors Financial Services Corp. (C)	430,000	19,405,900
Provident Bankshares Corp. (C)	335,021	11,239,983
Wachovia Corp.	370,000	17,371,500
Wells Fargo & Co.	400,000	23,852,000
Wilmington Trust Corp.	420,000	15,208,200

		129,132,783

Insurance — 6.6%
AMBAC Financial Group, Inc.	390,000	31,180,500
American International Group, Inc.	738,675	50,222,514

		81,403,014

	Prin. Amt. or Shares	Value (A)

Health Care — 12.8%
Abbott Laboratories	350,000	$14,826,000
Bristol-Myers Squibb Co.	345,000	8,166,150
Enzon Pharmaceuticals, Inc. (B)	100,000	1,595,000
Genentech, Inc. (B)(C)	250,000	13,105,000
HCA Inc.	450,000	17,167,500
Johnson & Johnson	265,000	14,927,450
Laboratory Corp. of America Holdings (B)(C)	300,000	13,116,000
MedImmune, Inc. (B)	225,000	5,332,500
Medtronic Inc.	310,000	16,089,000
Pfizer Inc. (C)	1,100,000	33,660,000
Wyeth Co.	325,000	12,155,000
Zimmer Holdings Inc. (B)(C)	110,000	8,694,400

		158,834,000

Industrials — 12.6%
Canadian National Railway Co.	255,000	12,367,500
Donnelley (R.R.) & Sons Co.	355,000	11,118,600
Emerson Electric Co.	200,000	12,378,000
General Electric Co.	1,487,700	49,956,966
Illinois Tool Works Inc.	135,000	12,577,950
Parker-Hannifin Corp.	225,000	13,243,500
3M Co.	165,000	13,195,050
United Parcel Service, Inc.	80,000	6,073,600
United Technologies Corp.	265,000	24,745,700

		155,656,866

SCHEDULE OF INVESTMENTS (CONTINUED)

September 30, 2004

(unaudited)

	Prin. Amt. or Shares	Value (A)
Information Technology — 14.2%
Communication Equipment — 2.4%
Avaya Inc. (B)	600,000	$8,364,000
Corning Inc. (B)	1,170,000	12,963,600
Lucent Technologies Inc. (B)(C)	2,820,000	8,939,400

		30,267,000

Computer Related — 9.3%
BEA Systems Inc. (B)(C)	800,000	5,528,000
BMC Software Inc. (B)(C)	310,000	4,901,100
Cisco Systems, Inc. (B)	1,200,000	21,720,000
Dell Inc. (B)	400,000	14,240,000
DiamondCluster International Inc. (B)	497,500	6,069,500
Microsoft Corp.	800,000	22,120,000
Oracle Corp. (B)	880,000	9,926,400
Sapient Corp. (B)(C)	1,150,000	8,774,500
Siebel Systems Inc. (B)	800,000	6,032,000
Sun Microsystems Inc. (B)	515,000	2,080,600
Symantec Corp. 3.00% Conv. Sub. Notes due 2006	$500,000	1,610,938
Symantec Corp. (B)(C)	215,000	11,799,200

		114,802,238

Electronics — 2.5%
Cree, Inc. (B)(C)	500,000	15,265,000
Intel Corp.	310,000	6,218,600
Solectron Corp. (B)(C)	1,850,000	9,157,500

		30,641,100

	Prin. Amt. or Shares	Value (A)
Materials — 4.9%
Air Products and Chemicals, Inc.	250,000	$13,595,000
du Pont (E.I.) de Nemours and Co.	400,000	17,120,000
Rohm & Haas Co.	400,000	17,188,000
Smurfit-Stone Container Corp. (B)(C)	650,000	12,590,500

		60,493,500

Telecom Services — 4.5%
Alltel Corp.(C)	350,000	19,218,500
BellSouth Corp.	315,000	8,542,800
SBC Communications Inc.	595,000	15,440,250
Vodafone Group plc ADS (C)	492,613	11,876,899

		55,078,449

Utilities — 6.7%
Aqua America, Inc.(C)	900,000	19,899,000
Black Hills Corp. (C)	245,000	6,806,100
CINergy Corp. (C)	300,000	11,880,000
Duke Energy Corp. (C)	611,560	13,998,608
Keyspan Corp.	400,000	15,680,000
MDU Resources Group, Inc.(C)	575,000	15,139,750

		83,403,458

Total Stocks and Convertible Securities (Cost $913,240,742) (E)		$1,178,269,019

SCHEDULE OF INVESTMENTS (CONTINUED)

September 30, 2004

(unaudited)

	Prin. Amt.	Value (A)
Short-Term Investments — 4.1%
U.S. Government Obligations — 2.0%
U.S. Treasury Bills, 1.38%, due 11/18/04	$24,900,000	$24,844,611

Commercial Paper — 2.1%
American General Finance Corp., 1.69 - 1.75%, due 10/12/04-10/21/04	5,770,000	5,765,724
ChevronTexaco Funding Corp., 1.72%, due 10/14/04	5,300,000	5,296,708
General Electric Capital Corp., 1.53%, due 10/5/04	2,900,000	2,899,507
General Electric Capital Services, Corp., 1.58%, due 10/7/04	3,000,000	2,999,210
Toyota Motor Credit Corp., 1.72 - 1.74%, due 10/19/04-10/26/04	8,515,000	8,506,346

		25,467,495

Total Short-Term Investments (Cost $50,312,106)		$50,312,106

Value (A)

Securities Lending Collateral — 6.1%
Money Market Fund
BNY Institutional Cash Reserves Fund, 1.79%, due 10/1/04	$75,405,097

Total Securities Lending Collateral (Cost $75,405,097)	75,405,097

Total Investments — 105.5% (Cost $1,038,957,945)	1,303,986,222
Cash, receivables and other assets, less liabilities — (5.5)%	(67,382,577)

Net Assets — 100.0%	$1,236,603,645

Notes:

(A)	See note 1 to financial statements. Securities are listed on the New York Stock Exchange, the American Stock Exchange or the NASDAQ, except restricted securities.
(B)	Presently non-dividend paying.
(C)	Some or all of these securities are on loan. See note 7 to financial statements.
(D)	Non-controlled affiliate, a closed-end sector fund, registered as an investment company under the Investment Company Act of 1940.
(E)	The aggregate market value of stocks held in escrow at September 30, 2004 covering open call option contracts written was $19,513,350. In addition, the aggregate market value of securities segregated by the Company’s custodian required to collateralize open put option contracts written was $19,497,500.

SCHEDULE OF OUTSTANDING OPTION CONTRACTS

September 30, 2004

(unaudited)

Contracts (100 shares each)	Security	Strike Price	Contract Expiration Date		Appreciation/ (Depreciation)
COVERED CALLS
150	AMBAC Financial Group, Inc.	$ 80	Nov	04	$(19,951)
150	AMBAC Financial Group, Inc.	80	Jan	05	(34,951)
250	American International Group, Inc.	80	Feb	05	19,399
200	Brinker International Inc.	40	Jan	05	17,299
100	ConocoPhillips	80	Jan	05	(36,300)
100	Genentech, Inc.	60	Dec	04	200
100	Illinois Tool Works Inc.	100	Dec	04	1,700
100	Illinois Tool Works Inc.	105	Mar	05	(3,400)
150	Investors Financial Services Corp.	47.50	Oct	04	3,450
150	Investors Financial Services Corp.	50	Oct	04	9,300
150	Investors Financial Services Corp.	50	Jan	05	1,799
100	Laboratory Corp. of America Holdings	45	Jan	05	(5,675)
200	Parker-Hannifin Corp.	65	Feb	05	(4,351)
200	Procter & Gamble Co.	60	Oct	04	8,700
100	Ryland Group Inc.	105	Jan	05	(2,801)
100	Symantec Corp.	55	Oct	04	(2,400)
100	Symantec Corp.	55	Jan	05	(26,300)
150	Symantec Corp.	65	Apr	05	(10,331)
150	3M Co.	90	Jan	05	9,149
100	United Technologies Corp.	100	Nov	04	5,200
100	United Technologies Corp.	105	Nov	04	12,100
100	United Technologies Corp.	110	Feb	05	5,700

3,000					(52,464)

COLLATERALIZED PUTS
250	Avaya Inc.	12.50	Dec	04	17,999
200	Bank of America Corp.	35	Nov	04	9,700
60	Canadian National Railway Co.	35	Oct	04	4,070
250	du Pont (E.I.) de Nemours and Co.	37.50	Oct	04	21,749
150	Fifth Third Bancorp	45	Jan	05	300
100	Gannett Co., Inc.	75	Oct	04	7,350
250	Microsoft Corp.	22.50	Oct	04	22,999
100	Murphy Oil Corp.	50	Oct	04	7,700
175	Murphy Oil Corp.	75	Nov	04	3,034
200	Murphy Oil Corp.	60	Jan	05	13,200
175	Murphy Oil Corp.	65	Jan	05	1,252
200	Pfizer Inc.	30	Dec	04	(5,100)
250	Ryland Group Inc.	65	Oct	04	24,249
150	Ryland Group Inc.	70	Oct	04	13,800
100	Ryland Group Inc.	60	Jan	05	16,199
150	Schlumberger Ltd.	50	Jan	05	11,550
200	Target Corp.	40	Oct	04	31,125
100	Target Corp.	35	Jan	05	6,700
250	United Parcel Service, Inc.	65	Jan	05	18,749
250	Wachovia Corp.	40	Jan	05	14,499
100	Wyeth Co.	30	Oct	04	9,200
100	Wyeth Co.	35	Oct	04	12,750
150	Zimmer Holdings Inc.	60	Dec	04	15,675
100	Zimmer Holdings Inc.	65	Dec	04	14,749
100	Zimmer Holdings Inc.	60	Mar	05	11,699

4,110					305,197

					$252,733

CHANGES IN PORTFOLIO SECURITIES

During the Three Months Ended September 30, 2004

(unaudited)

	Shares
	Additions		Reductions	Held September 30, 2004
Avaya Inc.	25,000			600,000
Bank of America Corp.	220,000	(1)		440,000
Clear Channel Communications Inc.	205,000			205,000
Lucent Technologies Inc.	280,000			2,820,000
Ryland Group Inc.	65,000			65,000
Smurfit-Stone Container Corp.	48,650			650,000
Unilever plc ADR	300,000			300,000
Zimmer Holdings Inc.	20,000			110,000
Albemarle Corp.			52,850	—
AMBAC Financial Group, Inc.			10,000	390,000
Aqua America, Inc.			27,500	900,000
BankNorth Group, Inc.			400,000	—
BellSouth Corp.			100,000	315,000
Black & Decker Corp.			250,000	—
Black Hills Corp.			10,000	245,000
Dean Foods Co.			55,900	506,600
Donnelley (R.R.) & Sons Co.			20,000	355,000
Hospira Inc.			35,000	—
Ingersoll-Rand Co. Ltd.			196,000	—
Investors Financial Services Corp.			5,000	430,000
Johnson & Johnson			70,000	265,000
Laboratory Corp. of America Holdings			60,000	300,000
MDU Resources Group, Inc.			100,000	575,000
United Technologies Corp.			10,000	265,000

(1)	By stock split.

This report, including the financial statements herein, is transmitted to the stockholders of The Adams Express Company for their information. It is not a prospectus, circular or representation intended for use in the purchase or sale of shares of the Company or of any securities mentioned in the report. The rates of return will vary and the market value of an investment will fluctuate. Shares, if sold, may be worth more or less than their original cost. Past performance is not indicative of future investment results.

HISTORICAL FINANCIAL STATISTICS

December 31	Value of Net Assets	Shares Outstanding*	Net Asset Value per Share*	Dividends from Net Investment Income per Share*	Distributions from Net Realized Gains per Share*
1994	$798,297,600	66,584,985	$11.99	$.33	$.73
1995	986,230,914	69,248,276	14.24	.35	.76
1996	1,138,760,396	72,054,792	15.80	.35	.80
1997	1,424,170,425	74,923,859	19.01	.29	1.01
1998	1,688,080,336	77,814,977	21.69	.30	1.10
1999	2,170,801,875	80,842,241	26.85	.26	1.37
2000	1,951,562,978	82,292,262	23.72	.22	1.63
2001	1,368,366,316	85,233,262	16.05	.26	1.39
2002	1,024,810,092	84,536,250	12.12	.19	.57
2003	1,218,862,456	84,886,412	14.36	.17	.61
September 30, 2004 (unaudited)	1,236,603,645	83,731,662	14.77	.13	.02

*	Prior years have been adjusted to reflect the 3-for-2 stock split effected in October 2000.

Common Stock

Listed on the New York Stock Exchange

and the Pacific Exchange

The Adams Express Company

Seven St. Paul Street, Suite 1140, Baltimore, MD 21202

(410) 752-5900 or (800) 638-2479

Website: www.adamsexpress.com

E-mail: contact@adamsexpress.com

Counsel: Chadbourne & Parke L.L.P.

Independent Registered Public Accounting Firm: PricewaterhouseCoopers LLP

Transfer Agent & Registrar: American Stock Transfer & Trust Co.

Custodian of Securities: The Bank of New York

SHAREHOLDER INFORMATION AND SERVICES

DIVIDEND PAYMENT SCHEDULE

The Corporation presently pays dividends four times a year, as follows: (a) three interim distributions on or about March 1, June 1, and September 1 and (b) a “year-end” distribution, payable in late December, consisting of the estimated balance of the net investment income for the year and the net realized capital gain earned through October 31. Stockholders may elect to receive the year-end distribution in stock or cash. In connection with this distribution, all stockholders of record are sent a dividend announcement notice and an election card in mid-November.

Stockholders holding shares in “street” or brokerage accounts may make their election by notifying their brokerage house representative.

INVESTORS CHOICE

INVESTORS CHOICE is a direct stock purchase and sale plan, as well as a dividend reinvestment plan, sponsored and administered by our transfer agent, American Stock Transfer & Trust Company (AST). The plan provides registered stockholders and interested first time investors an affordable alternative for buying, selling, and reinvesting in Adams Express shares.

The costs to participants in administrative service fees and brokerage commissions for each type of transaction are listed below.

Initial Enrollment and Optional Cash Investments
Service Fee	$2.50 per investment
Brokerage Commission	$0.05 per share

Reinvestment of Dividends*
Service Fee	2% of amount invested
(maximum of $2.50 per investment)
Brokerage Commission	$0.05 per share

Sale of Shares
Service Fee	$10.00
Brokerage Commission	$0.05 per share

Deposit of Certificates for safekeeping $7.50
Book to Book Transfers	Included

To transfer shares to another participant or to a new participant

Fees are subject to change at any time.

Minimum and Maximum Cash Investments

Initial minimum investment (non-holders)	$500.00
Minimum optional investment (existing holders)	$50.00
Electronic Funds Transfer (monthly minimum)	$50.00
Maximum per transaction	$25,000.00
Maximum per year	NONE

A brochure which further details the benefits and features of INVESTORS CHOICE as well as an enrollment form may be obtained by contacting AST.

For Non-Registered Shareholders

For shareholders whose stock is held by a broker in “street” name, the AST INVESTORS CHOICE Direct Stock Purchase and Sale Plan remains available through many registered investment security dealers. If your shares are currently held in a “street” name or brokerage account, please contact your broker for details about how you can participate in AST’s Plan or contact AST.

The Company

The Adams Express Company

Lawrence L. Hooper, Jr.

Vice President, General Counsel and Secretary

Seven St. Paul Street, Suite 1140, Baltimore, MD 21202

(800) 638-2479

Website: www.adamsexpress.com

E-mail: contact@adamsexpress.com

The Transfer Agent

American Stock Transfer & Trust Company

Address Shareholder Inquiries to:

Shareholder Relations Department

59 Maiden Lane

New York, NY 10038

(877) 260-8188

Website: www.amstock.com

E-mail: info@amstock.com

Investors Choice Mailing Address:

Attention: Dividend Reinvestment

P.O. Box 922

Wall Street Station

New York, NY 10269

Website: www.InvestPower.com

E-mail: info@InvestPower.com

*The year-end dividend and capital gain distribution will usually be made in newly issued shares of common stock. There will be no fees or commissions in connection with this dividend and capital gain distribution when made in newly issued shares.